Interest income and expenses, and similar accounts - Summary of interest income and expenses calculated using effective interest rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	S/ 5,788,685	S/ 4,499,854	S/ 4,557,302
Financial liabilities measured at amortized cost	1,526,281	938,480	1,109,906
Financial assets measured at amortized cost [member]
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	4,585,897	3,571,194	3,787,584
Financial assets measured at fair value through other comprehensive income [member]
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	S/ 1,202,788	S/ 928,660	S/ 769,718